INCOME TAXES (Details) - Schedule of Deferred Tax Assets and Liabilities (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net Operating Loss Carryforwards	$ 3,129,410	$ 2,138,602
Current Year Net Operating Loss/(Gain)	1,475,804	990,808
Total Operating Loss Carryforward	4,605,214	3,129,410
Enacted Future Tax Rate	35.00%	35.00%
Deferred Tax Asset for NOL	1,611,825	1,095,294
Deferred Tax Asset for Temporary Differences Between Book and Tax Income	19,801	69,932
Gross Deferred Tax Asset	1,631,626	1,165,226
Valuation Allowance	$ (1,631,626)	$ (1,165,226)